UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN 37211

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of

1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

# Monteagle Funds

## Semi-Annual Report (Unaudited)

*February 28, 2018*

MONTEAGLE FUNDS

MONTEAGLE FIXED INCOME FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
United States Treasury Note Bond 1.75%, 05/15/2022	4.20%
United States Treasury Note Bond 1.625%, 08/15/2022	4.16%
United States Treasury Note Bond 2.125%, 08/15/2021	2.68%
Federal Home Loans Mortgage Corp., 4.875%, 06/13/2018	2.19%
Apple, Inc., 3.20%, 05/13/2025	2.15%
Qualcomm, Inc., 3.00%, 05/20/2022	2.13%
Westpac Banking Corp., 3.35%, 03/08/2027	2.11%
United States Treasury Note Bond 2.25%, 11/15/2024	2.10%
United States Treasury Note Bond 2.375%, 05/15/2027	2.08%
Federal National Mortgage Association Pool #AB3690 4.00%, 10/01/2041	2.05%
32.65%

Sector Allocation	(% of Net Assets)
Corporate Bonds	46.97%
U.S. Government and Agency Obligations	24.46%
Mortgage-Backed Securities	21.36%
Money Market Fund	6.79%
Other Assets Less Liabilities	0.42%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Netflix, Inc.	5.16%
Caterpillar, Inc.	4.96%
UnitedHealth Group, Inc.	4.77%
Adobe Systems, Inc.	4.77%
Alibaba Group Holding Ltd. (China)	4.08%
Marriott International, Inc. Class A	3.93%
Align Technology, Inc.	3.77%
Grubhub, Inc.	3.52%
Mastercard, Inc.	2.67%
Ferrari NV (Italy)	2.41%
40.04%

Top Ten Portfolio Industries	(% of Net Assets)
Internet	13.22%
Machinery-Construction & Mining	4.96%
Application Software	4.77%
Healthcare Services	4.77%
Services-Business Services	4.09%
Lodging	3.93%
Healthcare Products	3.77%
Consumer Finance	2.67%
Autos	2.41%
Oil, Gas & Consumable Fuels	1.98%
46.57%

MONTEAGLE QUALITY GROWTH FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	5.95%
Microsoft Corp.	4.42%
Amazon.com, Inc.	4.23%
iShares Core S&P U.S. Growth ETF	3.96%
Albermarble Corp.	3.90%
Broadcom Ltd.	3.73%
Visa, Inc. Class A	3.51%
Alphabet, Inc. Class A	3.16%
UnitedHealth Group, Inc.	2.99%
Edison International	2.95%
38.80%

Top Ten Portfolio Industries	(% of Net Assets)
Internet	11.54%
Retail	8.10%
Aerospace & Defense	6.26%
Computers	5.95%
Media	5.68%
Semiconductors	5.55%
Chemicals	5.26%
Diversified Financial Services	4.94%
Healthcare Services	4.60%
Software	4.42%
62.30%

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Halliburton Co.	5.65%
Signet Jewelers Ltd.	5.43%
Mosaic Co.	4.84%
Celgene Corp.	4.69%
Legg Mason, Inc.	4.65%
Baker Hughes, Inc.	4.54%
AutoNation, Inc.	4.37%
Goodyear Tire & Rubber Co.	4.33%
PPL Corp.	4.10%
Acuity Brands, Inc.	4.05%
46.65%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas Services	13.88%
Retail	11.94%
Integrated Utilities	9.58%
Biotechnology	6.71%
Healthcare Services	6.29%
Chemicals	4.84%
Diversified Financial Services	4.65%
Real Estate Investment Trust	4.58%
Auto Parts & Equipment	4.33%
Electric-Lighting & Wiring Equipment	4.05%
70.85%

MONTEAGLE VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
HollyFrontier Corp.	3.82%
Intel Corp.	3.73%
CF Industries Holdings, Inc.	3.68%
Eastman Chemical Co.	3.56%
Kulicke & Soffa Industries, Inc.	3.50%
AT&T, Inc.	3.24%
Textron, Inc.	2.93%
Trinity Industries, Inc.	2.91%
Tapestry, Inc.	2.84%
MDC Holdings, Inc.	2.80%
33.01%

Top Ten Portfolio Industries	(% of Net Assets)
Chemicals	9.94%
Semiconductors	9.61%
Oil & Gas	7.21%
Miscellaneous Manufacturing	6.91%
Pharmaceuticals	6.86%
Telecommunications	5.79%
Forest Products & Paper	5.03%
Iron & Steel	4.68%
Electrical Component & Equipment	4.12%
Computers	4.01%
64.16%

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Sabre Corp.	1.89%
Texas Instruments, Inc.	1.77%
Benchmark Electronic, Inc.	1.76%
Eagle Materials, Inc.	1.73%
Waste Connections, Inc.	1.70%
Insperity, Inc.	1.68%
Dr Pepper Snapple Group, Inc.	1.66%
Sysco Corp.	1.60%
Ennis, Inc.	1.56%
Six Flags Entertainment Corp.	1.50%
16.85%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	8.09%
Banks	8.01%
Retail	7.16%
Semiconductors	6.47%
Oil & Gas Services	5.71%
Food	4.77%
Chemicals	4.36%
Building Materials	4.29%
Software	3.93%
Electronics	2.85%
55.64%

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Par Value/Shares		Fair Value

CORPORATE BONDS - 46.97% (a)

Agriculture - 1.05%
500,000	Philip Morris International, 2.50%, 08/22/2022	$ 484,635

Auto Manufacturers - 1.07%
500,000	AmericanHonda Finance Corp., 2.90%, 02/16/2024	491,028

Banks - 6.50%
500,000	JPMorgan Chase & Co., 4.35%, 08/15/2021	519,762
500,000	Northern Trust Corp., 2.375%, 08/02/2022	486,590
500,000	PNC Funding Corp., 4.375%, 08/11/2020	516,955
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	496,427
1,000,000	Westpac Banking Corp., 3.35%, 03/08/2027	970,991
		2,990,725
Beverages - 1.70%
750,000	Anheuser-Busch InBev, 5.375%, 01/15/2020	784,600

Biotechnology - 1.09%
500,000	Gilead Sciences, Inc., 3.25%, 09/01/2022	499,961

Computers - 2.15%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	990,516

Diversified Financial Services - 0.54%
250,000	CME Group, Inc., 3.00%, 09/15/2022	249,352

Electric - 2.85%
500,000	Duke Energy Florida LLC, 4.55%, 04/01/2020	518,905
770,000	Georgia Power Co., 4.25%, 12/01/2019	790,698
		1,309,603
Electrical Component & Equipment - 1.31%
625,000	Honeywell International, 1.85%, 11/01/2021	603,269

Engineering & Construction - 0.76%
350,000	Fluor Corp., 3.50%, 12/15/2024	351,384

Healthcare - Products - 2.15%
750,000	Becton Dickinson & Co., 3.125%, 11/08/2021	740,917
250,000	Medtronic, Inc., 3.125%, 03/15/2022	250,707
		991,624

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Par Value/Shares		Fair Value

Insurance - 2.73%
500,000	Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	$ 500,494
750,000	Chubb Corp., 5.75%, 05/15/2018	755,490
		1,255,984
Machinery-Diversified - 1.68%
750,000	Deere & Co., 4.375%, 10/16/2019	772,377

Media - 1.07%
500,000	Comcast Corp., 3.00%, 02/01/2024	490,713

Metal Fabricate & Hardware - 1.06%
500,000	Precision Castparts Corp., 2.50%, 01/15/2023	488,856

Miscellaneous Manufacturing - 2.74%
250,000	3M Co., 2.00%, 06/26/2022	241,532
500,000	General Electric Co., 5.55%, 05/04/2020	526,454
500,000	General Electric Co., 3.15%, 09/07/2022	494,279
		1,262,265
Oil & Gas - 2.98%
250,000	BP Capital Markets, Plc, 4.75%, 03/10/2019	255,665
500,000	BP Capital Markets, Plc, 2.50%, 11/06/2022	486,009
200,000	Chevron Corp., 2.566%, 05/16/2023	194,557
200,000	Chevron Corp., 2.954%, 05/16/2026	191,844
250,000	Shell International Finance BV, 2.375%, 08/21/2022	243,209
		1,371,284
Oil & Gas Services - 1.63%
750,000	Halliburton Co., 2.00%, 08/01/2018	748,487

Pharmaceuticals - 3.23%
500,000	AstraZeneca Plc, 1.95%, 09/18/2019	494,490
500,000	GlaxoSmithKline Capital, Inc., 5.65%, 05/15/2018	503,551
500,000	Novartis Capital Corp., 2.40%, 05/17/2022	489,652
		1,487,693
Real Estate Investment Trust - 1.62%
750,000	Simon Property Group, 2.20%, 02/01/2019	747,739

Retail - 0.53%
250,000	Costco Wholesale Corp., 1.70%, 12/15/2019	245,763

Semiconductors - 2.13%
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	979,664

Software - 1.06%
500,000	Oracle Corp., 2.50%, 10/15/2022	487,812

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Par Value/Shares		Fair Value

Telecommunications - 3.34%
750,000	AT&T, Inc., 5.80%, 02/15/2019	$ 771,784
750,000	Cisco Systems, Inc., 4.95%, 02/15/2019	767,482
		1,539,266

TOTAL FOR CORPORATE BONDS (Cost $21,876,383) - 46.97%		21,624,600

MORTGAGE-BACKED SECURITIES - 21.36% (a)
Federal Home Loans Banks - 0.43%
210,000	Federal Home Loans Banks 2.375%, 03/13/2026	198,619

Federal Home Loans Mortgage Corp. - 8.23%
500,000	Federal Home Loans Mortgage Corp., 1.75%, 05/30/2019	497,387
1,000,000	Federal Home Loans Mortgage Corp., 4.875%, 06/13/2018	1,008,864
175,000	Federal Home Loans Mortgage Corp., 5.00%, 12/14/2018	178,993
158,295	Federal Home Loans Mortgage Corp., Pool #A94289 4.00%, 10/01/2040	163,559
107,731	Federal Home Loans Mortgage Corp., Pool #A947184 4.50%, 02/01/2041	113,770
220,013	Federal Home Loans Mortgage Corp., Pool #G07163 3.50%, 10/01/2042	220,968
555,543	Federal Home Loans Mortgage Corp., Pool #G07961 3.50%, 03/01/2045	557,116
473,397	Federal Home Loans Mortgage Corp., Pool #G08618 4.00%, 12/01/2044	486,965
275,492	Federal Home Loans Mortgage Corp., Pool #J19285 2.50%, 06/01/2027	270,522
249,349	Federal Home Loans Mortgage Corp., Pool #Q15767 3.00%, 02/01/2043	243,640
28,152	Federal Home Loans Mortgage Corp., Series 15L 7.00%, 07/25/2023	30,134
17,192	Federal Home Loans Mortgage Corp., Series 2841 BY 5.00%, 08/15/2019	17,283
		3,789,201
Federal National Mortgage Associations - 12.24%
500,000	Federal National Mortgage Association 1.875%, 09/18/2018	499,731
750,000	Federal National Mortgage Association 2.625%, 09/06/2024	738,162
1,000,000	Federal National Mortgage Association 2.125%, 04/24/2026	937,394
42,915	Federal National Mortgage Association 2007-40, 5.50%, 05/25/2037	46,514
259,950	Federal National Mortgage Association Pool #AL1869 3.00%, 06/01/2027	260,427
41,223	Federal National Mortgage Association Pool #545759 6.50%, 07/01/2032	46,098
21,597	Federal National Mortgage Association Pool #754289 6.00%, 11/01/2033	24,176
24,478	Federal National Mortgage Association Pool #882684 6.00%, 06/01/2036	27,349
910,335	Federal National Mortgage Association Pool #AB3690 4.00%, 10/01/2041	942,914
256,533	Federal National Mortgage Association Pool #AK3402 4.00%, 02/01/2042	264,756
158,403	Federal National Mortgage Association Pool #AO0763 4.00%, 04/01/2042	163,481
161,428	Federal National Mortgage Association Pool #AB8898 3.00%, 04/01/2043	157,623
311,241	Federal National Mortgage Association Pool #AB9238 3.00%, 05/01/2043	304,064
180,427	Federal National Mortgage Association Pool #AL7729 4.00%, 06/01/2043	186,187
206,154	Federal National Mortgage Association Pool #AU1619 3.50%, 07/01/2043	206,855
636,306	Federal National Mortgage Association Pool #AU3763 3.50%, 08/01/2043	638,871
179,090	Federal National Mortgage Association Pool #AL5097 4.50%, 09/01/2043	189,051
		5,633,653

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Par Value/Shares		Fair Value

Government National Mortgage Association - 0.46%
11,065	Government National Mortgage Association Pool #648337 5.00%, 10/15/2020	$ 11,483
32,852	Government National Mortgage Association Pool #476998 6.50%, 07/15/2029	36,578
18,455	Government National Mortgage Association Pool #676516 6.00%, 02/15/2038	20,511
33,350	Government National Mortgage Association 2012-52 PM 3.50%, 12/20/2039	33,830
116,794	Government National Mortgage Association 2012-91 HQ 2.00%, 09/20/2041	108,531
		210,933

TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $10,125,786) - 21.36%		9,832,406

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.46% (a)
U.S. Treasury Notes - 24.46%
250,000	United States Treasury Note 1.75%, 09/30/2019	248,184
250,000	United States Treasury Note 3.625%, 02/15/2020	256,396
750,000	United States Treasury Note 2.625%, 08/15/2020	754,658
500,000	United States Treasury Note 3.625%, 02/15/2021	517,031
250,000	United States Treasury Note 2.25%, 03/31/2021	248,496
1,250,000	United States Treasury Note 2.125%, 08/15/2021	1,233,985
750,000	United States Treasury Note 2.00%, 11/15/2021	735,967
250,000	United States Treasury Note 2.00%, 02/15/2022	244,815
2,000,000	United States Treasury Note 1.75%, 05/15/2022	1,933,828
250,000	United States Treasury Note 2.125%, 06/30/2022	245,127
2,000,000	United States Treasury Note 1.625%, 08/15/2022	1,917,422
250,000	United States Treasury Note 2.50%, 08/15/2023	247,500
750,000	United States Treasury Note 2.75%, 11/15/2023	751,348
1,000,000	United States Treasury Note 2.25%, 11/15/2024	966,367
1,000,000	United States Treasury Note 2.375%, 05/15/2027	959,102
		11,260,226

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $11,634,812) - 24.46%		11,260,226

MONEY MARKET FUND - 6.79%
3,128,562	Federated Government Obligations Fund - Institutional Class, 1.24% **	3,128,562

TOTAL FOR MONEY MARKET FUND (Cost $3,128,562) - 6.79%		3,128,562

TOTAL INVESTMENTS (Cost $46,765,543) - 99.58%		45,845,794

OTHER ASSETS LESS LIABILITIES - 0.42%		192,119

NET ASSETS - 100.00%		$46,037,913

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

** 7-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 49.51%

Application Software - 4.77%
2,700	Adobe Systems, Inc. *	$ 564,651

Autos - 2.41%
2,300	Ferrari NV (Italy) *	285,683

Consumer Finance - 2.67%
1,800	Mastercard, Inc.	316,368

Healthcare Products - 3.77%
1,700	Align Technology, Inc. *	446,284

Healthcare Services - 4.77%
2,500	UnitedHealth Group, Inc.	565,400

Internet - 13.22%
1,500	Autohome, Inc. ADR	117,315
1,050	Facebook, Inc. Class A *	187,236
4,200	Grubhub, Inc. *	417,522
2,100	Netflix, Inc. *	611,898
1,800	YY, Inc. ADR *	232,794
		1,566,765
Lodging - 3.93%
3,300	Marriott International, Inc. Class A	465,993

Machinery-Construction & Mining - 4.96%
3,800	Caterpillar, Inc.	587,594

Oil, Gas & Consumable Fuels - 1.98%
2,600	Valero Energy Corp.	235,092

Services-Business Services - 4.09%
2,600	Alibaba Group Holding Ltd. (China) *	483,964

Snack & Juice Bars - Owned - 0.96%
2,000	Starbucks Corp.	114,200

Specialty Pharmacy - 1.98%
2,900	Zoetis, Inc.	234,494

TOTAL FOR COMMON STOCKS (Cost $5,412,303) - 49.51%		5,866,488

* Non-Income producing.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

MONEY MARKET FUND - 48.96%
5,801,353	Federated Government Obligations Fund - Institutional Class, 1.24% (**)(***)	$ 5,801,353

TOTAL FOR MONEY MARKET FUND (Cost $5,801,353) - 48.96%		5,801,353

TOTAL INVESTMENTS (Cost $11,213,656) - 98.47%		11,667,841

OTHER ASSET IN EXCESS OF LIABILITIES - 1.53%		180,780

NET ASSETS - 100.00%		$11,848,621

** 7-day yield as of February 28, 2018.

*** See Note 12.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 93.65%

Aerospace & Defense- 6.26%
390	Boeing Co.	$ 141,262
1,215	Lockhead Martin Corp.	428,215
1,842	Northrop Grumman Corp.	644,774
2,403	Raytheon Co.	522,677
		1,736,928
Agriculture - 1.70%
7,471	Altria Group, Inc.	470,299

Application Software - 2.28%
3,025	Adobe Systems, Inc. *	632,618

Banks - 0.49%
517	Goldman Sachs Group, Inc.	135,935

Beverages - 4.14%
15,233	Coca-Cola Co.	658,370
4,450	PepsiCo, Inc.	488,298
		1,146,668
Biotechnology - 1.93%
1,120	Amgen, Inc.	205,822
3,769	Celgene Corp. *	328,355
		534,177
Chemicals - 5.26%
10,769	Albermarble Corp.	1,081,531
2,511	Praxair, Inc.	376,022
		1,457,553
Computers - 5.95%
9,267	Apple, Inc.	1,650,638

Cosmetics & Personal Care - 1.13%
2,400	Ecolab, Inc.	313,080

Diversified Financial Services - 4.94%
720	BlackRock, Inc.	395,590
7,914	Visa, Inc. Class A	972,947
		1,368,537
Electrical Component & Equipment - 0.86%
3,156	AMETEK, Inc. *	239,035

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Electronics - 2.27%
6,699	Flir Systems, Inc.	$ 328,921
1,997	Honeywell International, Inc.	301,767
		630,688
Healthcare Products - 0.71%
2,895	Baxter International, Inc.	196,252

Healthcare Services - 4.60%
2,274	Cigna Corp. *	445,454
3,666	UnitedHealth Group, Inc.	829,102
		1,274,556
Integrated Utilities - 2.95%
13,500	Edison International	817,965

Internet - 11.54%
793	Alphabet, Inc. Class A *	875,409
511	Alphabet, Inc. Class C *	564,517
775	Amazon.com, Inc. *	1,172,149
3,293	Facebook, Inc. Class A *	587,208
		3,199,283
Machinery-Construction & Mining - 0.72%
1,300	Caterpillar, Inc.	201,019

Machinery-Diversified - 1.24%
1,254	Roper Industries, Inc.	344,963

Media - 5.68%
16,418	Comcast Corp. Class A	594,496
13,006	Dish Network Corp. Class A *	542,220
4,256	Walt Disney Co.	439,049
		1,575,765
Miscellaneous Manufacturing - 2.58%
3,034	3M Co.	714,537

Oil & Gas - 0.36%
1,303	Exxon Mobil Corp.	98,689

Pharmaceuticals - 3.64%
1,645	AbbVie, Inc.	190,540
4,911	Bristol-Myers Squibb Co.	325,108
3,153	Eli Lilly & Co.	242,844
1,942	Johnson & Johnson	252,227
		1,010,719

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Retail - 8.10%
893	Costco Wholesale Corp.	$ 170,474
6,439	Gap, Inc.	203,344
3,694	Home Depot, Inc.	673,305
2,400	McDonald's Corp.	378,576
4,250	TJX Cos., Inc.	351,390
5,764	Yum! Brands, Inc.	469,074
		2,246,163
Security & Commodity Exchanges - 1.30%
4,935	Intercontinental Exchange, Inc.	360,650

Semiconductors - 5.55%
8,790	Applied Materials, Inc.	506,216
4,195	Broadcom Ltd.	1,033,900
		1,540,116
Software - 4.42%
13,084	Microsoft Corp.	1,226,887

Telephone & Telegraph Apparatus - 0.60%
7,175	Ciena Corp. *	166,245

Transportation - 2.45%
1,176	FedEx Corp.	289,778
2,988	Union Pacific Corp.	389,187
		678,965

TOTAL FOR COMMON STOCKS (Cost $17,476,611) - 93.65%		25,968,930

EXCHANGE TRADED FUND - 3.96%
19,500	iShares Core S&P U.S. Growth ETF	1,097,070

TOTAL FOR EXCHANGE TRADED FUND (Cost $1,072,364) - 3.96%		1,097,070

REAL ESTATE INVESTMENT TRUSTS - 0.79%
1,574	American Tower Corp.	219,305

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $153,224) - 0.79%		219,305

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

MONEY MARKET FUND - 1.54%
428,004	Federated Government Obligations Fund - Institutional Class, 1.24% **	$ 428,004

TOTAL FOR MONEY MARKET FUND (Cost $428,004) - 1.54%		428,004

TOTAL INVESTMENTS (Cost $19,130,203) - 99.94%		27,713,309

OTHER ASSETS LESS LIABILITIES - 0.06%		15,743

NET ASSETS - 100.00%		$27,729,052

** 7-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 80.61%

Auto Parts & Equipment - 4.33%
20,000	Goodyear Tire & Rubber Co.	$ 578,800

Biotechnology - 6.71%
2,300	Alexion Pharmaceuticals, Inc. *	270,135
7,200	Celgene Corp. *	627,264
		897,399
Capital Goods - 3.60%
14,000	Quanta Services, Inc. *	482,160

Chemicals - 4.84%
24,600	Mosaic Co. *	647,472

Commercial & Residential Building Equipment - 3.72%
13,500	Johnson Controls Int'l PLC	497,745

Communications Equipment - 3.71%
19,350	Juniper Networks, Inc.	496,521

Diversified Financial Services - 4.65%
15,600	Legg Mason, Inc.	622,596

Electric & Other Services Combined - 0.75%
1,670	WEC Energy Group, Inc.	100,066

Electric-Lighting & Wiring Equipment - 4.05%
3,800	Acuity Brands, Inc.	541,804

Food, Beverage & Tobacco - 2.56%
4,605	Tyson Foods, Inc.	342,520

Healthcare Services - 6.29%
13,925	Envision Healthcare Holdings, Inc. *	536,113
2,670	Universal Health Services, Inc. Class B	304,914
		841,027
Integrated Utilities - 9.58%
26,770	AES Corp.	290,990
19,125	PPL Corp.	547,931
11,160	SCANA Corp.	442,717
		1,281,638

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Oil & Gas Services - 13.88%
23,000	Baker Hughes, Inc.	$ 607,200
16,275	Halliburton Co.	755,485
7,525	Schlumberger Ltd.	493,941
		1,856,626
Retail - 11.94%
11,655	AutoNation, Inc. *	585,198
430	AutoZone, Inc. *	285,830
14,450	Signet Jewelers Ltd.	726,546
		1,597,574

TOTAL FOR COMMON STOCKS (Cost $11,166,936) - 80.61%		10,783,948

REAL ESTATE INVESTMENT TRUST - 4.58%
6,520	HCP, Inc.	141,093
31,500	Kimco Realty Corp.	471,240
		612,333

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $819,722) - 4.58%		612,333

MONEY MARKET FUND - 5.35%
715,802	Federated Government Obligations Fund - Institutional Class, 1.24% **	715,802

TOTAL FOR MONEY MARKET FUND (Cost $715,802) - 5.35%		715,802

TOTAL INVESTMENTS (Cost $12,702,460) - 90.54%		12,112,083

OTHER ASSETS LESS LIABILITIES - 9.46%		1,265,228

NET ASSETS - 100.00%		$13,377,311

* Non-Income producing.

** 7-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 94.27%

Aerospace & Defense- 0.05%
400	Triumph Group, Inc.	$ 11,180

Auto Parts & Equipment - 1.68%
12,000	Cooper Tire & Rubber Co.	376,200

Chemicals - 9.94%
20,000	CF Industries Holdings, Inc.	824,800
7,900	Eastman Chemical Co.	798,532
18,800	Huntsman Corp.	606,676
		2,230,008
Computers - 4.01%
2,900	International Business Machines Corp.	451,907
8,400	Seagate Technology Plc.	448,560
		900,467
Distribution & Wholesale - 2.48%
79,558	Wolseley Plc. Jersey ADR	556,906

Diversified Financial Services - 1.72%
4,813	Macquarie Group, Ltd. ADR	385,714

Electrical Component & Equipment - 4.12%
5,000	Eaton Corp. Plc.	403,500
30,000	Schneider Electric SA ADR *	521,250
		924,750
Footwear & Apparel - 2.32%
7,000	VF Corp.	521,990

Forest Products & Paper - 5.03%
10,400	International Paper Co.	619,736
13,000	Schweitzer-Mauduit International, Inc.	509,730
		1,129,466
Home & Office Products Wholesalers - 2.68%
11,000	Fastenal Co.	601,920

Home Builders - 2.80%
22,680	MDC Holdings, Inc.	627,782

Integrated Oils - 1.89%
7,500	Total SA ADR	425,175

* Non-Income producing.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Integrated Utilities - 1.54%
8,000	Southern Co.	$ 344,480

Iron & Steel - 4.68%
23,000	Commercial Metals Co.	558,900
7,500	Nucor Corp.	490,500
		1,049,400
Media - 1.16%
8,000	Nielsen Holdings Plc.	261,040

Mining - 1.53%
9,000	Newmont Mining Corp.	343,800

Miscellaneous Manufacturing - 6.91%
17,000	General Electric Co.	239,870
11,000	Textron, Inc.	658,350
20,000	Trinity Industries, Inc.	652,800
		1,551,020
Oil & Gas - 7.21%
20,000	HollyFrontier Corp.	856,600
12,000	Marathon Oil Corp.	174,240
6,500	Phillips 66	587,405
		1,618,245
Oil & Gas Services - 1.76%
6,000	Schlumberger Ltd.	393,840

Packaged Food - 3.47%
18,000	Flowers Foods, Inc.	373,320
8,000	General Mills, Inc.	404,400
		777,720
Pharmaceuticals - 6.86%
15,000	AstraZeneca Plc. ADR	497,850
9,147	Merck & Co., Inc.	495,950
15,000	Pfizer, Inc.	544,650
		1,538,450
Retail - 2.84%
12,500	Tapestry, Inc.	636,375

Semiconductors - 9.61%
17,000	Intel Corp.	837,930
33,750	Kulicke & Soffa Industries, Inc. *	786,375
8,200	Qualcomm, Inc.	533,000
		2,157,305

* Non-Income producing.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Telecommunications - 5.79%
20,000	AT&T, Inc.	$ 726,000
12,000	Verizon Communications, Inc.	572,880
		1,298,880
Transportation - 2.19%
6,800	Ryder System, Inc.	492,116

TOTAL FOR COMMON STOCKS (Cost $15,536,896) - 94.27%		21,154,229

REAL ESTATE INVESTMENT TRUST - 2.59%
17,100	Rayonier, Inc.	581,229

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $447,916) - 2.59%		581,229

MONEY MARKET FUND - 2.93%
657,326	Federated Government Obligations Fund - Institutional Class, 1.24% **	657,326

TOTAL FOR MONEY MARKET FUND (Cost $657,326) - 2.93%		657,326

TOTAL INVESTMENTS (Cost $16,642,138) - 99.79%		22,392,784

OTHER ASSETS LESS LIABILITIES - 0.21%		46,496

NET ASSETS - 100.00%		$22,439,280

** 7-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 99.06%

Agriculture - 0.64%
628	Alamo Group, Inc.	$ 69,802

Airlines- 0.63%
1,181	Southwest Airlines Co.	68,309

Apparel - 0.63%
2,905	Tailored Brands, Inc.	68,006

Banks - 8.01%
2,639	Cadence Bancorp.	72,361
787	Comerica, Inc.	76,512
1,499	Cullen/Frost Bankers, Inc.	155,881
1,607	First Financial Bankshares, Inc.	73,922
7,297	Green Bancorp., Inc. *	159,075
1,015	Independent Bank Group, Inc.	71,253
1,788	International Bancshares Corp.	69,106
1,680	LegacyTexas Financial Group, Inc.	70,375
760	Texas Capital Bancshares, Inc. *	68,552
1,974	Veritex Holdings, Inc. *	54,798
		871,835
Basic & Diversified Chemicals - 0.83%
1,506	KMG Chemicals, Inc.	90,315

Beverages - 1.66%
1,552	Dr Pepper Snapple Group, Inc.	180,420

Building Materials - 4.29%
3,545	Builders Firstsource, Inc. *	67,993
1,874	Eagle Materials, Inc.	187,831
329	Lennox International, Inc.	67,323
3,864	NCI Building Systems, Inc. *	62,983
1,110	US Concrete, Inc. *	80,753
		466,883
Capital Goods - 0.60%
1,885	Quanta Services, Inc. *	64,919

Chemicals - 4.36%
907	Celanese Corp.	91,480
1,470	CSW Industrials, Inc. *	67,400

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Chemicals - (Continued)
6,543	Kronos Worldwide, Inc.	$ 140,347
9,559	Nexeo Solutions, Inc. *	88,803
798	Westlake Chemical Co.	86,391
		474,421
Commercial Services - 1.68%
2,796	Insperity, Inc.	182,579

Commercial & Residential Building Equipment - 0.99%
13,377	NL Industries, Inc. *	107,685

Computers - 0.56%
2,699	Cardtronics, Plc. *	60,404

Consulting & Outsourcing - 0.35%
5,080	Rent-A-Center, Inc. *	38,202

Consumer Packaged Goods - 0.57%
1,985	Farmer Brother Co. *	61,932

Consumer Products - 0.90%
885	Kimberly Clark Corp.	98,164

Distribution & Wholesale - 0.53%
7	DXP Enterprises, Inc. *	208
4,293	Fossill Group, Inc. *	57,440
		57,648
Diversified Financial Services - 0.52%
235	Alliance Data Systems Corp.	56,626

Electric - 1.48%
3,930	Comfort Systems USA, Inc.	161,327

Electronics - 2.85%
6,400	Benchmark Electronics, Inc. *	192,000
2,338	National Instruments Corp.	118,209
		310,209
Energy - 0.29%
2,144	Bristow Group, Inc. *	31,645

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Engineering & Construction - 1.68%
1,172	Fluor Corp.	$ 66,687
1,027	Jacobs Engineering Group, Inc.	62,709
3,505	KBR, Inc.	53,066
		182,462
Entertainment - 0.65%
1,662	Cinemark Holdings, Inc.	70,735

Environmental Control - 2.27%
2,610	Waste Connections, Inc.	184,736
723	Waste Management, Inc.	62,409
		247,145
Exploration & Production - 2.19%
8,647	Earthstone Energy, Inc. *	79,552
1,538	Parsley Energy, Inc. *	38,881
1,874	WildHorse Resource Development, Inc. *	31,821
22,546	W&T Offshore, Inc. *	87,704
		237,958
Food - 4.77%
1,873	Brinker International, Inc.	64,487
162	Biglari Holdings, Inc. *	67,912
2,700	Chuy's Holdings, Inc. *	72,900
3,759	Darling Ingredients, Inc. *	68,376
2,922	Sysco Corp.	174,297
1,563	Wingstop, Inc.	70,820
		518,792
Funeral Services - 0.13%
371	Service Corp. International	13,887

Healthcare Products - 1.15%
2,446	Integer Holdings Corp. *	124,868

Healthcare Services - 2.39%
6,795	Tenet Healthcare Corp. *	139,977
1,545	US Physical Therapy, Inc.	119,738
		259,715
Home Builders - 1.07%
1,426	Dr Horton, Inc.	59,749
1,004	LGI Homes, Inc. *	56,816
		116,565
Home Improvement - 0.66%
4,310	Quanex Building Products Corp.	72,193

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Home Products Stores - 0.59%
2,173	At Home Group, Inc. *	$ 64,299

Infrastructure Construction - 0.61%
2,673	Primoris Services Corp.	66,558

Insurance - 2.63%
588	American National Insurance Co.	68,737
486	National Western Life Group, Inc. Class A	148,230
813	Torchmark Corp.	69,406
		286,373
Internet - 1.21%
3,290	Match Group, Inc. *	131,765

Investment Companies - 0.64%
3,840	TPG Specialty Lending, Inc.	69,274

Investment Management - 0.41%
829	Westwood Holdings Group, Inc.	45,048

Iron & Steel - 0.82%
3,676	Commercial Metals Co.	89,327

Media - 0.54%
820	Nexstar Media Group, Inc.	58,589

Medical Instruments & Equipment - 1.05%
5,820	Luminex Corp.	114,130

Miscellaneous Manufacturing - 0.00%
6	Trinity Industries, Inc.	196

Mortgage Finance - 0.61%
1,649	Stewart Information Services Corp.	66,174

Oil & Gas - 8.09%
2,483	Cabot Oil & Gas Corp.	59,989
1,204	Cheniere Energy, Inc. *	63,234
430	Concho Resources, Inc. *	64,844
584	ConocoPhillips	31,717
761	Diamonback Energy, Inc. *	94,851
6,190	Diamond Offshore Drilling, Inc. *	89,755

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Oil & Gas - (Continued)
673	Exxon Mobil Corp.	$ 50,973
1,770	HollyFrontier Corp.	75,809
6,384	Kosmos Energy Ltd. *	34,410
273	Pioneer Natural Resources Co.	46,473
1,994	RSP Permian, Inc. *	76,390
11,400	Southwestern Energy Co. *	40,698
694	Targa Resources Corp.	30,987
223	Texas Pacific Land Trust *	120,215
		880,345
Oil & Gas Services - 5.71%
1,630	Basic Energy Services, Inc. *	26,373
1,465	C&J Energy Services, Inc. *	35,160
1,030	Dril-Quip, Inc. *	46,402
3,182	Exterran Corp. *	82,318
5,829	Flotek Industries, Inc. *	34,683
771	Halliburton Co.	35,790
5,238	Helix Energy Solutions Group, Inc. *	31,218
1,854	MRC Global, Inc. *	30,647
1,032	National Oilwell Varco, Inc.	36,213
2,820	Now, Inc. *	26,762
2,008	Oceaneering International, Inc. *	36,907
2,271	ProPetro Holding Corp. *	36,631
6,959	Rowan Cos. PLC Class A *	84,621
1,654	Solaris Oilfield Infrastructure, Inc. *	27,837
750	Schlumberger Ltd.	49,230
		620,792
Petroleum Refining - 1.99%
369	Andeavor	33,070
2,800	CVR Energy, Inc.	82,936
1,116	Valero Energy Corp.	100,909
		216,915
Pipelines - 0.74%
4,940	Kinder Morgan, Inc.	80,028

Printing Services - 1.56%
8,722	Ennis, Inc.	170,079

Real Estate Services - 1.83%
3,600	Forestar Group, Inc. *	88,920
1,800	HFF, Inc. Class A	82,188
2,760	Green Brick Partners, Inc. *	27,876
		198,984

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

Refining & Marketing - 0.28%
1,797	Par Pacific Holdings, Inc. *	$ 30,585

Retail - 7.16%
2,850	Carvana Co. *	57,114
1,618	Copart, Inc. *	75,739
1,503	Dave & Busters Entertainment, Inc. *	67,289
3,690	Fiesta Restaurant Group, Inc. *	62,730
1,030	FirstCash, Inc.	75,911
4,333	GameStop Corp. Class A	67,985
1,548	Group 1 Automotive, Inc.	106,564
2,644	Michaels Cos., Inc. *	60,838
3,189	Rush Enterprises, Inc. Class A *	135,564
4,135	Sally Beauty Holding, Inc. *	69,633
		779,367
Semiconductors - 6.47%
5,585	Applied Optoelectronics, Inc. *	155,989
2,598	Cirrus Logic, Inc. *	115,117
4,202	Diodes, Inc. *	126,480
1,215	Silicon Laboratories, Inc. *	113,602
1,782	Texas Instruments, Inc.	193,080
		704,268
Software - 3.93%
1,944	Realpage, Inc. *	101,574
8,971	Sabre Corp.	206,064
589	Tyler Technologies, Inc. *	119,632
		427,270
Telecommunications - 0.73%
2,200	AT&T, Inc.	79,860

Transportation - 0.63%
911	Kirby Corp. *	68,325

Travel & Leisure - 1.50%
2,549	Six Flags Entertainment Corp.	163,365

TOTAL FOR COMMON STOCKS (Cost $10,312,139) - 99.06%		10,777,567

PUT OPTIONS PURCHASED (Premiums Paid $55,186) - 0.28% (a)		30,800

(a) Please refer to the Schedule of Purchased Options for Details of Options Purchased.

* Non-Income producing.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Shares		Fair Value

MONEY MARKET FUND - 0.65%
70,049	Federated Government Obligations Fund - Institutional Class, 1.24% **	$ 70,049

TOTAL FOR MONEY MARKET FUND (Cost $70,049) - 0.65%		70,049

TOTAL INVESTMENTS (Cost $10,437,374) - 99.99%		10,878,416

OTHER ASSETS LESS LIABILITIES - 0.01%		1,101

NET ASSETS - 100.00%		$10,879,517

** 7-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

SCHEDULE OF PURCHASED OPTIONS

FEBRUARY 28, 2018 (UNAUDITED)

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

10,000	iShares 20+ Year Treasury Bond ETF	1,160,000	116	4/20/2018	9,100

10,000	iShares 20+ Year Treasury Bond ETF	1,160,000	116	4/20/2018	9,100

10,000	iShares 20+ Year Treasury Bond ETF	1,170,000	117	4/20/2018	12,600

	Total (Premiums Paid $55,186) - 0.58%				30,800

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2018 (UNAUDITED)

Assets:	Monteagle Fixed Income Fund	Monteagle Informed Investor Growth Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	The Texas Fund
Investment Securities
At Cost	$ 46,765,543	$ 11,213,656	$ 19,130,203	$ 12,702,460	$ 16,642,138	$ 10,437,374
At Fair Value (see Note 2)
	$ 45,845,794	$ 11,667,841	$ 27,713,309	$ 12,112,083	$ 22,392,784	$ 10,878,416

Cash	200	200	200	200	200	200
Receivables:
Dividends and Interest	274,057	7,912	34,713	30,088	64,944	11,007
Portfolio Securities Sold	-	181,387	-	2,634,115	-	-
Shareholder Subscriptions	-	-	4,035	-	-	-
Prepaid Expenses	4,921	3,200	3,794	3,229	3,717	3,095
Total Assets	46,124,972	11,860,540	27,756,051	14,779,715	22,461,645	10,892,718
Liabilities:
Payables:
Due to Adviser	34,157	10,852	25,386	12,285	20,957	12,218
Chief Compliance Officer Fees	2,540	860	1,407	810	1,201	775
Trustee Fees	210	207	206	207	207	208
Portfolio Securities Purchased	-	-	-	1,388,913	-	-
Shareholder Redemptions	-	-	-	189	-	-
Distributions Payable	50,043	-	-	-	-	-
Miscellaneous Fees	109	-	-	-	-	-
Total Liabilities	87,059	11,919	26,999	1,402,404	22,365	13,201
Net Assets	$ 46,037,913	$ 11,848,621	$ 27,729,052	$ 13,377,311	$ 22,439,280	$ 10,879,517

Net Assets Consist of:
Paid In Capital	$ 47,118,767	$ 10,137,891	$ 18,115,190	$ 12,366,014	$ 17,453,025	$ 11,023,215
Accumulated Undistributed Net Investment Income (Loss)	(3,774)	(71,278)	(15,390)	15,154	65,819	(25,700)
Accumulated Undistributed Realized Gain (Loss) on Investments	(157,331)	1,327,823	1,046,146	1,586,520	(830,210)	(559,040)
Unrealized Appreciation (Depreciation) in Value of Investments	(919,749)	454,185	8,583,106	(590,377)	5,750,646	441,042
Net Assets	$ 46,037,913	$ 11,848,621	$ 27,729,052	$ 13,377,311	$ 22,439,280	$ 10,879,517

Class I Shares
Net Assets	$ 46,037,913	$ 11,848,621	$ 27,729,052	$ 13,377,311	$ 22,439,280	$ 10,879,517
Shares of beneficial interest outstanding (1)	4,543,259	1,038,489	1,890,873	1,024,648	1,422,546	1,044,943
Net asset value, offering and redemption price per share	$ 10.13	$ 11.41	$ 14.66	$ 13.06	$ 15.77	$ 10.41

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

 The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)

	Monteagle Fixed Income Fund	Monteagle Informed Investor Growth Fund	Monteagle Quality Growth Fund	Monteagle Select Value Fund	Monteagle Value Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $0, $0, $0, $4,046, and $651 of foreign tax withheld)	$ -	$ 55,230	$ 180,929	$ 125,444	$ 297,079	$ 70,979
Interest	580,491	9,069	5,611	4,483	3,842	390
Securities Lending	-	-	-	-	-	8,183
Total Investment Income	580,491	64,299	186,540	129,927	300,921	79,552

Expenses:
Advisory Fees	229,228	71,242	164,734	76,379	133,174	77,804
Chief Compliance Officer Fees	15,005	5,572	9,657	5,751	8,187	5,249
Trustee Fees	3,957	3,953	3,947	3,946	4,327	3,927
Legal Fees	-	-	-	-	1,449	-
ICI Membership Fees	1,435	414	737	391	369	648
Total Expenses	249,625	81,181	179,075	86,467	147,506	87,628

Net Investment Income (Loss)	330,866	(16,882)	7,465	43,460	153,415	(8,076)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net Realized Gain (Loss) from Investments	(28,693)	1,341,736	1,067,873	1,787,622	160	514,694
Net Change in Unrealized Depreciation on Options	-	-	-	-	-	(8,441)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,397,736)	(333,497)	1,552,070	(784,304)	2,256,289	596,776

Net Realized and Unrealized Gain (Loss) on Investments	(1,426,429)	1,008,239	2,619,943	1,003,318	2,256,449	1,103,029

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,095,563)	$ 991,357	$ 2,627,408	$ 1,046,778	$ 2,409,864	$ 1,094,953

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2018	For the Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 330,866	$ 558,030
Net Realized Loss on Investment Transactions	(28,693)	(523)
Net Change in Unrealized Depreciation on Investments	(1,397,736)	(741,288)
Net Decrease in Net Assets Resulting from Operations	(1,095,563)	(183,781)

Distributions to Shareholders from:
Net Investment Income:
Class I	(337,663)	(634,433)
Net Change in Net Assets from Distributions	(337,663)	(634,433)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	87,158	2,931,642
Shares Issued on Reinvestment of Dividends
Class I	274,295	604,423
Cost of Shares Redeemed:
Class I	(2,824,972)	(5,020,220)
Net Decrease from Shareholder Activity	(2,463,519)	(1,484,155)

Net Assets:
Net Decrease in Net Assets	(3,896,745)	(2,302,369)
Beginning of Year/Period	49,934,658	52,237,027
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(3,774) and $3,024, respectively)	$ 46,037,913	$ 49,934,658

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2018	For the Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,882)	$ (64,785)
Net Realized Gain on Investment Transactions	1,341,736	911,687
Net Change in Unrealized Appreciation (Depreciation) on Investments	(333,497)	334,398
Net Increase in Net Assets Resulting from Operations	991,357	1,181,300

Distributions to Shareholders from:
Realized Gains:
Class I	(831,788)	(482,610)
Net Change in Net Assets from Distributions	(831,788)	(482,610)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	32,010	90,169
Shares Issued on Reinvestment of Dividends
Class I	31,082	24,367
Cost of Shares Redeemed:
Class I	(149,982)	(578,506)
Net Decrease from Shareholder Activity	(86,890)	(463,970)

Net Assets:
Net Increase in Net Assets	72,679	234,720
Beginning of Year/Period	11,775,942	11,541,222
End of Period/Period (Including Accumulated Net Investment
Loss of $71,278 and $54,396, respectively)	$ 11,848,621	$ 11,775,942

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2018	For the Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 7,465	$ 85,329
Net Realized Gain on Investment Transactions	1,067,873	2,094,683
Net Change in Unrealized Appreciation on Investments	1,552,070	1,844,947
Net Increase in Net Assets Resulting from Operations	2,627,408	4,024,959

Distributions to Shareholders from:
Net Investment Income:
Class I	(55,123)	(91,724)
Realized Gains:
Class I	(2,099,962)	(1,664,115)
Net Change in Net Assets from Distributions	(2,155,085)	(1,755,839)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	74,447	120,027
Shares Issued on Reinvestment of Dividends
Class I	148,717	109,834
Cost of Shares Redeemed:
Class I	(45,681)	(200,960)
Net Increase from Shareholder Activity	177,483	28,901

Net Assets:
Net Increase in Net Assets	649,806	2,298,021
Beginning of Year/Period	27,079,246	24,781,225
End of Year/Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(15,390) and $32,268, respectively)	$ 27,729,052	$ 27,079,246

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2018	For the Year Ended 8/31/2017

Increase in Net Assets From Operations:
Net Investment Income	$ 43,460	$ 216,371
Net Realized Gain on Investment Transactions	1,787,622	566,224
Net Change in Unrealized Appreciation (Depreciation) on Investments	(784,304)	308,144
Net Increase in Net Assets Resulting from Operations	1,046,778	1,090,739

Distributions to Shareholders from:
Net Investment Income:
Class I	(190,675)	(63,131)
Realized Gains:
Class I	(497,580)	(255,748)
Net Change in Net Assets from Distributions	(688,255)	(318,879)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	841,217	1,465,448
Shares Issued on Reinvestment of Dividends
Class I	574,951	276,102
Cost of Shares Redeemed:
Class I	(664,094)	(565,009)
Net Increase from Shareholder Activity	752,074	1,176,541

Net Assets:
Net Increase in Net Assets	1,110,597	1,948,401
Beginning of Year/Period	12,266,714	10,318,313
End of Year/Period (Including Accumulated Undistributed Net
Investment Income of $15,154 and $162,369, respectively)	$ 13,377,311	$ 12,266,714

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2018	For the Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 153,415	$ 360,029
Net Realized Gain on Investment Transactions	160	223,770
Net Change in Unrealized Appreciation on Investments	2,256,289	462,187
Net Increase in Net Assets Resulting from Operations	2,409,864	1,045,986

Distributions to Shareholders from:
Net Investment Income:
Class I	(142,121)	(345,933)
Realized Gains:
Class I	-	(1,008,633)
Net Change in Net Assets from Distributions	(142,121)	(1,354,566)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	29,775	1,195,109
Shares Issued on Reinvestment of Dividends
Class I	625	6,184
Cost of Shares Redeemed:
Class I	(426,246)	(137,945)
Net Increase (Decrease) from Shareholder Activity	(395,846)	1,063,348

Net Assets:
Net Increase in Net Assets	1,871,897	754,768
Beginning of Year/Period	20,567,383	19,812,615
End of Year/Period (Including Accumulated Undistributed Net
Investment Income of $65,819 and $54,525, respectively)	$ 22,439,280	$ 20,567,383

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 2/28/2018	For the Year Ended 8/31/2017

Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (8,076)	$ (29,433)
Net Realized Gain on Investment and Options Transactions	514,694	344,218
Net Change in Unrealized Appreciation on Investments and Options	588,335	231,079
Net Increase in Net Assets Resulting from Operations	1,094,953	545,864

Capital Share Transactions:
Proceeds from Sale of Shares:
Class I	240,459	1,922,699
Cost of Shares Redeemed:
Class I	(389,648)	(2,026,502)
Net Decrease from Shareholder Activity	(149,189)	(103,803)

Net Assets:
Net Increase in Net Assets	945,764	442,061
Beginning of Year/Period	9,933,753	9,491,692
End of Year/Period (Including Accumulated Net Investment
Loss of $25,700 and $17,623, respectively)	$ 10,879,517	$ 9,933,753

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
Class I Shares	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year/Period	$ 10.44	$ 10.61	$ 10.38	$ 10.44	$ 10.25	$ 10.80

Income From Investment Operations:
Net Investment Income	0.07*	0.13*	0.13	0.14	0.14	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.31)	(0.17)	0.23	(0.06)	0.19	(0.55)
Total from Investment Operations	(0.24)	(0.04)	0.36	0.08	0.33	(0.36)

Distributions:
From Net Investment Income	(0.07)	(0.13)	(0.13)	(0.14)	(0.14)	(0.19)
Total from Distributions	(0.07)	(0.13)	(0.13)	(0.14)	(0.14)	(0.19)

Net Asset Value, at End of Year/Period	$ 10.13	$ 10.44	$ 10.61	$ 10.38	$ 10.44	$ 10.25

Total Return **	(2.28)%(b)	(0.37)%	3.51%	0.72%	3.23%	(3.41)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 46,038	$ 49,935	$ 52,237	$ 49,851	$ 42,601	$ 39,387
Ratio of Expenses to Average Net Assets	1.05%(a)	1.05%	1.07%	1.05%	1.05%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.39%(a)	1.10%	1.12%	1.23%	1.32%	1.68%
Portfolio Turnover	0%(b)	9%	12%	15%	13%	22%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
Class I Shares	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year/Period	$ 11.26	$ 10.59	$ 10.74	$ 12.90	$ 11.75	$ 11.71

Income From Investment Operations:
Net Investment Loss	(0.02)*	(0.06)*	(0.03)	(0.11)	(0.08)	(0.07)
Net Gain on Securities (Realized and Unrealized)	0.97	1.18	0.76	0.02	2.20	1.00
Total from Investment Operations	0.95	1.12	0.73	(0.09)	2.12	0.93

Distributions:
From Net Realized Gain	(0.80)	(0.45)	(0.88)	(2.07)	(0.97)	(0.89)
Total from Distributions	(0.80)	(0.45)	(0.88)	(2.07)	(0.97)	(0.89)

Net Asset Value, at End of Year/Period	$ 11.41	$ 11.26	$ 10.59	$ 10.74	$ 12.90	$ 11.75

Total Return **	8.68%(d)	11.00%	7.11%	0.24%	18.65%	9.03%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 11,849	$ 11,776	$ 11,541	$ 11,975	$ 14,262	$ 13,305
Ratio of Expenses to Average Net Assets (a)	1.37%(c)	1.39%	1.42%	1.37%	1.35%	1.37%
Ratio of Net Investment Loss to Average Net Assets (b)	(0.28%)(c)	(0.57%)	(0.25%)	(0.99%)	(0.66%)	(0.59%)
Portfolio Turnover	305%(d)	610%	601%	428%	290%	641%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(b) Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Annualized.

(d) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE QUALITY GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
Class I Shares	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year/Period	$ 14.41	$ 13.21	$ 13.16	$ 12.99	$ 10.65	$ 9.95

Income From Investment Operations:
Net Investment Income	- (***)(*)	0.05*	0.04	0.05	-***	0.04
Net Gain on Securities (Realized and Unrealized)	1.39	2.09	0.90	0.26	2.35	0.72
Total from Investment Operations	1.39	2.14	0.94	0.31	2.35	0.76

Distributions:
From Net Investment Income	(0.02)	(0.05)	(0.05)	(0.02)	(0.01)	(0.06)
From Net Realized Gain	(1.12)	(0.89)	(0.84)	(0.12)	-	-
Total from Distributions	(1.14)	(0.94)	(0.89)	(0.14)	(0.01)	(0.06)

Net Asset Value, at End of Year/Period	$ 14.66	$ 14.41	$ 13.21	$ 13.16	$ 12.99	$ 10.65

Total Return **	9.82%(b)	17.23%	7.52%	2.43%	22.05%	7.62%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 27,729	$ 27,079	$ 24,781	$ 24,763	$ 24,057	$ 25,553
Ratio of Expenses to Average Net Assets	1.29%(a)	1.32%	1.34%	1.31%	1.31%	1.30%
Ratio of Net Investment Income to Average Net Assets	0.05%(a)	0.34%	0.36%	0.36%	0.03%	0.34%
Portfolio Turnover	24%(b)	31%	34%	25%	27%	50%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The amount is less than $0.01 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
Class I Shares	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year/Period	$ 12.69	$ 11.83	$ 15.86	$ 18.66	$ 15.07	$ 10.95

Income From Investment Operations:
Net Investment Income	0.04*	0.23*	0.09	0.15	0.15	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	1.03	0.98	0.22	(0.87)	3.90	4.13
Total from Investment Operations	1.07	1.21	0.31	(0.72)	4.05	4.27

Distributions:
From Net Investment Income	(0.19)	(0.07)	(0.13)	(0.15)	(0.13)	(0.15)
From Net Realized Gain	(0.52)	(0.28)	(4.21)	(1.93)	(0.33)	-
Total from Distributions	(0.71)	(0.35)	(4.34)	(2.08)	(0.46)	(0.15)

Net Asset Value, at End of Year/Period	$ 13.06	$ 12.69	$ 11.83	$ 15.86	$ 18.66	$ 15.07

Total Return **	8.61%(b)	10.17%	4.75%	(4.10)%	27.29%	39.26%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 13,377	$ 12,267	$ 10,318	$ 13,689	$ 16,314	$ 14,339
Ratio of Expenses to Average Net Assets	1.36%(a)	1.39%	1.43%	1.35%	1.35%	1.37%
Ratio of Net Investment Income to Average Net Assets	0.68%(a)	1.84%	0.87%	0.87%	0.86%	1.06%
Portfolio Turnover	79%(b)	127%	25%	62%	29%	36%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months
	Ended		Years Ended
Class I Shares	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year/Period	$ 14.21	$ 14.41	$ 13.36	$ 18.60	$ 15.17	$ 13.31

Income From Investment Operations:
Net Investment Income	0.11*	0.25*	0.20	0.20	0.22	0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	1.55	0.51	1.90	(2.68)	3.40	2.20
Total from Investment Operations	1.66	0.76	2.10	(2.48)	3.62	2.37

Distributions:
From Net Investment Income	(0.10)	(0.25)	(0.20)	(0.23)	(0.19)	(0.18)
From Net Realized Gain	-	(0.71)	(0.85)	(2.53)	-	(0.33)
Total from Distributions	(0.10)	(0.96)	(1.05)	(2.76)	(0.19)	(0.51)

Net Asset Value, at End of Year/Period	$ 15.77	$ 14.21	$ 14.41	$ 13.36	$ 18.60	$ 15.17

Total Return **	11.70%(b)	5.02%	17.05%	(14.33)%	23.94%	18.32%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 22,439	$ 20,567	$ 19,813	$ 18,003	$ 20,864	$ 16,210
Ratio of Expenses to Average Net Assets	1.33%(a)	1.33%	1.37%	1.33%	1.34%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.38%(a)	1.71%	1.57%	1.26%	1.30%	1.22%
Portfolio Turnover	0%(b)	30%	40%	15%	37%	13%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited)
	Six Months				Period
	Ended	Years Ended			Ended (c)
Class I Shares	2/28/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Year/Period	$ 9.38	$ 8.88	$ 8.92	$ 10.91	$ 10.00

Income From Investment Operations:
Net Investment Loss	(0.01)	(0.03)*	(0.03)	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.04	0.53	(0.01)	(1.65)	0.94
Total from Investment Operations	1.03	0.50	(0.04)	(1.68)	0.91

Distributions:
From Net Realized Gain	-	-	-	(0.31)	-
Total from Distributions	-	-	-	(0.31)	-

Net Asset Value, at End of Year/Period	$ 10.41	$ 9.38	$ 8.88	$ 8.92	$ 10.91

Total Return **	10.98%(b)	5.63%	(0.45)%	(15.53)%	9.10%(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 10,880	$ 9,934	$ 9,492	$ 11,014	$ 11,995
Ratio of Expenses to Average Net Assets	1.62%(a)	1.66%	1.71%	1.60%	1.64%(a)
Ratio of Net Investment Loss to Average Net Assets	(0.15%)(a)	(0.29%)	(0.37)%	(0.33)%	(0.41)%(a)
Portfolio Turnover	43%(b)	40%	48%	59%	38%(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized

(b) Not annualized

(c) Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

The accompanying notes are an integral part of these financial statements.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2018 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund

Monteagle Informed Investor Growth Fund

Monteagle Quality Growth Fund

Monteagle Select Value Fund

Monteagle Value Fund

The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Value Fund (“Value Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Funds are authorized to offer one class of shares, Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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(normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of the same or similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2018:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$-	$11,260,226	$11,260,226
Corporate Bonds (b)	-	21,624,600	21,624,600
Mortgage-Backed Securities	-	9,823,406	9,823,406
Money Market Fund	3,128,562	-	3,128,562
Totals	$3,128,562	$42,717,232	$45,845,794

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$5,866,488	$-	$5,866,488
Money Market Fund	5,801,353	-	5,801,353
Totals	$11,667,841	$-	$11,667,841

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$25,968,930	$-	$25,968,930
Exchange Traded Fund	1,097,070	-	1,097,070
Real Estate Investment Trusts	219,305	-	219,305
Money Market Fund	428,004	-	428,004
Totals	$27,713,309	$-	$27,713,309

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,783,948	$-	$10,783,948
Real Estate Investment Trust	612,333	-	612,333
Money Market Fund	715,802	-	715,802
Totals	$12,112,083	$-	$12,112,083

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$21,154,229	$-	$21,154,229
Real Estate Investment Trust	581,229	-	581,229
Money Market Fund	657,326	-	657,326
Totals	$22,392,784	$-	$22,392,784

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,777,567	$-	$10,777,567
Put Options	30,800	-	30,800
Money Market Fund	70,049	-	70,049
Totals	$10,878,416	$-	$10,878,416

(a)

As of and during the six months ended February 28, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no transfers into and out of any Level during the six months ended February 28, 2018.

Options transactions — The Texas Fund (the “Fund”) may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2018, the Texas Fund had a put option outstanding with a market value of $30,800, and premiums paid of $55,186.  The amounts are included in the Statements of Assets and Liabilities as Investment Securities at Cost, and at Fair Value.

The effect of derivative instruments on the Statements of Operations during the six months ended February 28, 2018 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call options purchased	Net realized loss from call options purchased	$0
Texas Fund	Put options purchased	Net Change in Unrealized Depreciation on Investments	$(8,441)

For the six months ended February 28, 2018, the Texas Fund purchased 0 call option contracts and 300 put option contracts.  For the six months ended February 28, 2018 the Texas Fund wrote no option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. The remaining contractual maturity of all securities lending transactions are overnight and continuous. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund, and Texas Fund did not have any securities loaned at February 28, 2018.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The tax character of distributions paid during the six months ended February 28, 2018, and for the year ended August 31, 2017 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2018	2017	2018	2017
Fixed Income Fund	$337,663	$643,433	$-	$-
Informed Investor Growth Fund	-	282,468	831,788	200,142
Quality Growth Fund	55,123	151,502	2,099,962	1,604,337
Select Value Fund	190,675	122,231	497,580	196,648
Value Fund	142,121	345,933	-	1,008,633
Texas Fund	-	-	-	-

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund	Texas Fund
Up to and including $10 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%	0.950%

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

Shareholders of each Fund approved a new management agreement between the Trust and the Advisor, and new sub-advisory agreements for each of the Funds on May 2, 2017 due to a change in control of the Adviser.  The new agreements were subject to the same terms as the prior agreements.

For the year ended February 28, 2018, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2018
Fixed Income Fund	$229,228	$34,157
Informed Investor Growth Fund	71,242	10,852
Quality Growth Fund	164,734	25,386
Select Value Fund	76,379	12,285
Value Fund	133,174	20,957
Texas Fund	77,804	12,218

An officer of Nashville Capital is also an officer of the Trust.

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets from September 1, 2016 through August 31, 2017.  As of September 1, 2017, H&R will serve

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

as the sub-adviser to the Quality Growth Fund, and as of September 1, 2017, GHA will no longer serve as the sub-adviser to the Quality Growth Fund.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Effective December 5, 2016, Mutual Shareholder Services, LLC (“MSS”) began to provide fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Distribution Agreement

Effective December 6th, 2016, Arbor Court Capital began to serve as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2018, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Fund	Purchases	Sales
Fixed Income Fund	$0	$3,815,581
Informed Investor Growth Fund	27,587,380	29,079,958
Quality Growth Fund	6,862,345	6,485,517
Select Value Fund	9,294,779	10,484,596
Value Fund	1,353,481	-
Texas Fund	4,675,395	4,902,479

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $0 and $748,985, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2017, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$477,987	$3,024	$-	$(70,143)	$-	$(58,495)	$352,373
Informed Investor Growth Fund	773,769	769,553	62,235	-	(54,396)	-	1,551,161
Quality Growth Fund	7,009,309	64,341	2,067,889	-	-	-	9,141,539
Select Value Fund	190,527	659,949	-	-	-	(197,702)	652,774
Value Fund	3,494,357	54,525	-	-	-	(830,370)	2,718,512
Texas Fund	(170,418)	-	-	(1,050,609)	(17,623)	-	(1,238,650)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income (loss) and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, reclassifications of paydown losses, net operating loss, REIT reclassifications, expiration of capital loss

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

carryforwards, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2017, the Funds’ most recent fiscal year end, the Funds elected to defer net capital losses and ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$58,495	$-	$-	$-
Informed Investor Growth Fund	-	-	54,396	-
Quality Growth Fund	-	-	-	-
Select Value Fund	197,702	-	-	-
Value Fund	830,370	-	-	-
Texas Fund	-	-	17,623	-

As of August 31, 2017, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund	2017	2018	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Fixed Income Fund	$-	$22,521	$11,308	$36,314	$70,143	$-
Informed Investor Growth Fund	-	-	-	-	-	-
Quality Growth Fund	-	-	-	-	-	-
Select Value Fund	-	-	-	-	-	-
Value Fund	-	-	-	-	-	-
Texas Fund	-	-	411,728	638,881	1,050,609	31,905

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Value Fund during the year ended August 31, 2017.

For the year ended August 31, 2017 the Fixed Income Fund had capital loss carryforwards of $180,638 expire.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2017:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$49,207,509	$540,114	$(62,127)	$477,987
Informed Investor Growth Fund	11,111,177	797,289	(23,520)	773,769
Quality Growth Fund	20,057,048	7,320,073	(310,764)	7,009,309
Select Value Fund	12,044,031	631,870	(441,343)	190,527
Value Fund	17,032,467	3,560,175	(65,818)	3,494,357
Texas Fund	10,185,448	1,323,691	(1,494,109)	(170,418)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Texas Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Fund	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses from Security Transactions
Fixed Income Fund	$ (180,638)	$ 76,864	$ 103,774
Informed Investor Growth Fund	-	16,753	(16,753)
Quality Growth Fund	-	2,909	(2,909)
Select Value Fund	(1)	8,369	(8,368)
Value Fund	-	-	-
The Texas Fund	(25,864)	25,864	-

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended February 28, 2018, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2014.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2018, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2018
Fixed Income Fund	Mitra & Co.	95%
Informed Investor Growth Fund	Maril & Co.	96%
Quality Growth Fund	Maril & Co.	93%
Select Value Fund	Charles Schwab & Co.	72%
Value Fund	Maril & Co.	99%
Texas Fund	NFS, LLC	75%

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2018
Class I
Shares	8,482	(273,342)	26,500	4,543,259
Value	$87,158	$(2,824,972)	$274,295

For the fiscal year ended:
August 31, 2017
Class I
Shares	282,830	(482,630)	57,999	4,781,523
Value	$2,931,642	$(5,020,220)	$603,377

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2018
Class I
Shares	2,711	(12,969)	2,813	1,038,489
Value	$32,010	$(149,982)	$31,082

For the fiscal year ended:
August 31, 2017
Class I
Shares	8,711	(54,692)	2,377	1,045,934
Value	$90,169	$(578,506)	$24,367

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2018
Class I
Shares	5,083	(3,127)	10,313	1,890,873
Value	$74,447	$(45,681)	$148,717

For the fiscal year ended:
August 31, 2017
Class I
Shares	9,054	(15,242)	8,731	1,878,879
Value	$120,027	$(200,960)	$109,834

	Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2018
Class I
Shares	64,678	(50,912)	44,117	1,024,648
Value	$841,217	$(664,094)	$574,951

For the fiscal year ended:
August 31, 2017
Class I
Shares	118,040	(44,530)	21,370	966,751
Value	$1,465,448	$(565,009)	$276,102

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2018
Class I
Shares	1,795	(26,989)	41	1,422,546
Value	$29,775	$(426,246)	$625

For the fiscal year ended:
August 31, 2017
Class I
Shares	81,510	(9,397)	415	1,447,700
Value	$1,195,109	$(137,945)	$6,184

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

	Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the fiscal year ended:
February 28, 2018
Class I
Shares	22,585	(36,556)	—	1,044,943
Value	$240,459	$(389,648)	$—

For the fiscal year ended:
August 31, 2017
Class I
Shares	202,338	(212,712)	—	1,058,914
Value	$1,922,699	$(2,026,502)	$—

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See note 2 for additional disclosures related to options transactions.

11. SUBSEQUENT EVENTS

On March 28, 2018, the Fixed Income Fund declared a dividend from net investment income of $55,112, which was payable on March 29, 2018.

On March 14, 2018, the Quality Growth Fund declared a dividend from net investment income of $20,538, which was payable on March 15, 2018.

On March 14, 2018, the Select Value Fund declared a dividend from net investment income of $23,999, which was payable on March 15, 2018.

On March 14, 2018, the Value Fund declared a dividend from net investment income of $81,008, which was payable on March 15, 2018.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require disclosure.

12. DEFENSIVE POSITION

The Funds may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Funds invest in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of February 28, 2018, the Informed Investor Fund had 48.96% of the value of its net assets invested in the Federated Government Obligations Fund, Institutional Class shares. Additional information for this money market fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

13. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants - the former shareholders of Tribune - and seeks return of over $8 billion in proceeds from the LBO.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP).

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit, including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of

Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

On September 23, 2013, the Court rejected the defendants’ arguments under section 546(e) of the Bankruptcy Code (the so-called public-securities-market exemption), but still dismissed the so-called Individual Creditors Actions (the individual creditor, constructive fraudulent-conveyance actions) on the ground that the Individual Creditors lack standing to seek avoidance of the same transactions that the Litigation Trustee is simultaneously suing to avoid.

On May 23, 2014, the Executive Committee, on behalf of all Exhibit A shareholder defendants, including the Fund, filed a motion to dismiss Count One of the Litigation Trustee’s Fifth Amended Complaint on grounds, among other things, that complaint fails to allege facts from which a strong inference can be drawn that the Tribune Board acted with the actual intent to hinder, delay or defraud creditors when it approved the LBO.

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The Litigation Trustee has responded and the motion is fully briefed and pending before Judge Pauley. The Litigation Trustee has requested that the Judge rule on these motions and allow the Litigation Trustee to proceed with discovery.

The Individual Creditors appealed the dismissal for lack of standing to the Second Circuit, and the Executive Committee cross-appealed the failure to dismiss under 546(e).

On March 29, 2016, the Second Circuit Court of Appeals issued its opinion. The Court ruled that the noteholder creditors had standing to sue, but that, on the merits, their claims were preempted by the safe harbor in Section 546(e) of the Bankruptcy Code. Assuming this result is not reversed by the United States Supreme Court, then this would leave only the Litigation Trustee’s claims for intentional fraudulent conveyance.

On September 9, 2016, the Individual Creditors filed their petition for certiorari to the Supreme Court. The Supreme Court has not yet acted on the request to review the Second Circuit’s decision.

On January 9, 2017 the District Judge issued an Opinion granting the shareholder defendants’ motion to dismiss the Trustee’s intentional fraudulent conveyance claims.  This will likely be appealed to the Second Circuit.

We are waiting for the Supreme Court to decide whether to take the appeal of the Second Circuit’s prior decision dismissing the constructive fraudulent conveyance claims.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 28, 2018 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2017 and held until the end of the period February 28, 2018.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Monteagle Fixed Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$977.19	$5.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.59	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Informed Investor Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,086.83	$7.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Quality Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,098.20	$6.71
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.40	$6.46

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

Monteagle Select Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,086.11	$7.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.05	$6.80

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,117.01	$6.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Texas Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2017	February 28, 2018	September 1, 2017 to February 28, 2018

Actual	$1,000.00	$1,109.81	$8.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.76	$8.10

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 28, 2018 (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Board of Trustees in compliance with the laws of the state of Delaware. The names of the Trustees and executive officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Trustees have no official term of office and generally serve until they resign, or are not reelected. The address of each trustee and officer is 2506 Winford Ave., Nashville, TN, 37211.

DISINTERESTED TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF TRUST PORTFOLIOS OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
Larry J. Anderson 1948	Trustee	Since 11-29-02	Certified Public Accountant, Anderson & West, P.C. January 1985 to present	6	None
David J. Gruber 1963	Trustee	Since 10-21-15	Director of Risk Advisory Services, Holbrook & Manter (accounting firm), 2016 to present; President, DJG Financial Consulting, 2007 to 2016	6	Trustee, Asset Management Fund, 2015 to present (3 portfolios); Trustee, Cross Shore Discovery Fund, 2014 to present; Trustee, Fifth Third Funds 2003 to 2012 (20 portfolios)
Jeffrey W. Wallace 1964	Trustee	Since 10-21-15	Senior Director of Investment Operations, Baylor University, 2009 to present	6	None

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

EXECUTIVE OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO

Monteagle Funds, President/CCO from 11/02 to present; Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to 01/17; PJO Holdings, LLC from 07/15 to present.

Brandon M. Pokersnik 1978	Secretary, AML Officer	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 28, 2018 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the year ended February 28, 2018:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$6,700	$0	$0	$6,700
David J. Gruber	$6,700	$0	$0	$6,700
Jeffrey W. Wallace	$6,700	$0	$0	$6,700

MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2018 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Renewal Advisory Agreement - The next item on the agenda was the annual renewal of the Management Agreement between the Trust and Nashville Capital Corporation (the “Adviser”) with respect to each of the Funds, and the respective Sub-Advisers, with respect to the Funds.

Counsel directed the Trustees’ attention to the memorandum from Counsel, dated January 25, 2018 (the “Counsel Memo”), provided along with the Board Materials. He reviewed with the Board the duties of the Trustees in conjunction with the renewals, the standards applicable to their determinations and the factors that the Trustees should be considering when making their decision to renew or not renew these agreements.  He referenced key aspects of the Counsel Memo, including, among other things, that the Trustees should evaluate each agreement individually and decide whether to renew each agreement on its own merits.

Counsel also reiterated for the Trustees the standard under Section 36(b) of the Investment Company Act of 1940 (the “1940 Act”) that the Trustees should keep in mind when deciding whether to renew a contract and the standards the Trustees should apply as a matter of state fiduciary law. He pointed out the types of information and factors that should be considered by the Board in order to make an informed decision regarding renewal, including the factors listed in the Counsel Memo, as well as anything else the Trustees may consider relevant in their reasonable business judgment.

Counsel also directed the Trustees’ attention to the Board Materials provided by the Adviser, each sub-adviser and the Distributor in response to requests from Counsel made on behalf of the Trustees in advance of the meeting. He noted that when making their determination of whether to approve the renewal of the agreements, the Board may

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

take into consideration any of that information, as well as information furnished for the Board’s review and consideration throughout the year at other meetings or information that came to their attention through any other appropriate means. Accordingly, in their assessment of the renewals, the Trustees took into consideration such information as they felt was relevant from available materials that included, among others:

(i)

Reports regarding the services and support provided to the Funds and their shareholders by the Adviser, the Sub-advisers and the Distributor;

(ii)

Performance assessments of the investment performance each of of the Funds by personnel of the Adviser and the Sub-advisers;

(iii)

Performance commentary on the explanation of the performance;

(iv)

Presentations by each Fund’s portfolio manager addressing the Adviser’s and each Sub-adviser’s investment philosophy, investment strategy and operations;

(v)

Compliance reports, audits and review reports concerning each Fund, the Adviser, each Sub-adviser and the Distributor;

(vi)

Disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and each Sub-adviser and the Form BD of the Distributor;

(vii)

Information on relevant developments in the mutual fund industry and how the Funds and/or the service providers are responding to them;

(viii)

Financial information about the Adviser, the sub-advisers and the Distributor;

(ix)

A description of the personnel at the Adviser, the sub-advisers and the Distributor involved with the Funds, their background, professional skills and accomplishments;

(x)

Information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser, each sub-adviser and the Distributor;

(xi)

Comparative expense and performance information for other mutual funds that are similar to the Funds;

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

(xii)

Where available, information about performance and fees relative to other accounts managed by the sub-advisers that might be considered comparable to the Funds in terms of investment style; and

(xiii)

Any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser or the sub-advisers from their relationship with the Funds.

A.

Management Agreement with Nashville Capital Corporation

B.

Sub Advisory Agreements

i.

Howe and Rusling, Inc. (Fixed Income Fund and Quality Growth Fund)

ii.

Robinson Investment Group, Inc

iii.

T.H. Fitzgerald & Co.

iv.

J. Team Financial, Inc.

v.

Parkway Advisors, LP

Through the process of determining whether to approve the Management Agreement and each of the Subadvisory Agreements, the Trustees considered many factors, including:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-advisers under each Agreement had not changed since the last Board approval  and were not proposed to change. They also considered the following:

•

the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change;

•

the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders;

•

the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that none of the Adviser or Sub-advisers reported any material compliance matter over the last year;

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

•

the way the Sub-advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting that each of the Sub-advisers has provided its policies and procedures related to trading and brokerage, as well as information about average brokerage commissions paid;

•

the investment strategies and sources of information upon which the Sub-advisers rely in making investment decisions for the Funds;

•

where applicable, the fees charged to and the performance of other accounts managed by the Sub-advisers like the Funds;

•

the oversight of the Funds’ portfolios by the Sub-advisers and the Adviser and the oversight of the Sub-advisers by the Adviser;

•

each Sub-adviser’s succession plans and business continuity plans; and

•

the coordination of services for the Funds among the service providers, Trust management and the Trustees.

The Fund’s President and CCO then noted a difference between Howe & Rusling’s and Robinson Investment Group’s response to question #4 of Counsel’s request letter with regards to compensation and profitability. He expressed his satisfaction with the format that Howe & Rusling provided and noted that in the future would request that the other Sub-advisers respond in similar fashion. A discussion regarding the layout of the responses took place and it was concluded that a more structured request letter should be issued so that responses will be standardized.

After reviewing and considering the foregoing information and further information in the Board Materials provided by the Adviser and Sub-advisers (such as their respective Form ADV), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-advisers were satisfactory and adequate for their respective Funds.

Investment Performance of the Funds, the Adviser and the Sub-advisers.

In considering the investment performance of the Funds, the Adviser and the Sub-advisers, it was noted that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role regarding investment performance was largely one of oversight. The Trustees also noted the information about the Adviser personnel fulfilling that role, as well as the information about each Sub-adviser’s portfolio managers managing each of the Funds’ portfolios day-to-day.

MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

In their evaluation of performance, the Trustees compared the short- and long-term performance of each Fund with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category. The Trustees took into consideration in their evaluation of the Advisor and Subadvisor contract renewals the information of each Fund’s performance as discussed during the Report of Management portion of the meeting. The Trustees, along with counsel and the Funds’ CCO, discussed each Fund’s performance considering their stated objectives/restrictions as they reviewed the financial statements of each Sub-adviser.

Economies of Scale.

The Trustees next considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders as each Fund grows.

Counsel reminded the Trustees that when evaluating the Fund’s advisory or subadvisory contract or fees, the Trustees should not take into consideration or make any adjustment for expenditures made by the Adviser, Sub-advisers or their affiliates for Fund distribution, since Fund assets may be used for the payment of distribution only under a properly adopted 12b-1 plan.

It was then indicated that the Adviser is recommending to the Board that each of the Sub-advisory Agreements be renewed as proposed, as well as the Management Agreement.

Conclusion.

Having requested and received such information from the Adviser and Subadvisors as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate renewing the Management Services Agreement and each Sub-Advisory Agreement, and as assisted by the advice of legal counsel, the Board, using their reasonable business judgment, concluded that the overall arrangements provided under the terms of the Management Services Agreement and each Sub-Advisory Agreement was a reasonable business arrangement and that renewal of the Management Services Agreement and each Sub-Advisory Agreement was in the best interests of the Trust and each Fund’s shareholders.

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THE MONTEAGLE FUNDS

Investment Adviser

Nashville Capital Corporation

2506 Winford Ave.

Nashville, TN 37211

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/Paul B. Ordonio

   * Paul B. Ordonio

     President

Date May 9, 2018

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date May 9, 2018

* Print the name and title of each signing officer under his or her signature.